Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 31, 2011
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary): | Morgan Stanley Multi Cap Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY MULTI CAP GROWTH TRUST
Supplement Text	ck0001002427_SupplementTextBlock	Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY MULTI CAP GROWTH TRUST Dated March 31, 2011
Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph under the section entitled "Fund Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0001002427_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPODX